Shareholders' Equity - Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	Nov. 30, 2016	Nov. 30, 2015
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (2,266)	$ (1,591)
Unrecognized pension expenses	(120)	(82)
Unrealized losses on marketable securities	(3)	(3)
Net losses on cash flow derivative hedges	(65)	(65)
Accumulated other comprehensive (loss) income	$ (2,454)	$ (1,741)